INCOME TAXES - Tax credit carry forwards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
California Enterprise Zone tax credits
Tax Credit Carryforward [Line Items]
Tax credit carry forwards	$ 0.1	$ 0.1
Federal | Research and development tax credit
Tax Credit Carryforward [Line Items]
Tax credit carry forwards	0.7	1.0
State | Research and development tax credit
Tax Credit Carryforward [Line Items]
Tax credit carry forwards	$ 0.7	$ 1.0